Income Taxes - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2017	Mar. 31, 2013
Income Tax Rate Reconciliation
Ordinary income tax rate	22.00%
Tonnage tax included in operating expenses	$ 200,000	$ 300,000	$ 200,000
Valuation allowances	25,657,000	23,485,000
Deferred tax assets	0
Entrance tax	$ 164,000	228,000			$ 3,000,000.0
Entrance tax payable related to acquisition				$ 100,000
Entrance tax, annual decline in gain	20.00%
Entrance tax payable		$ 300,000
Income tax rate, deferred tax liabilities	22.00%	22.00%
Payment of entrance tax and translation effects	$ 200,000
Estimated income tax payable	$ 700,000	$ 600,000
Period for income tax returns	10 years
Unrecognized tax benefits	$ 0	0
Interest or penalties on tax return	$ 0	$ 0
Minimum percentage of ownership/control required to constitute a related party	25.00%
KNOT.
Income Tax Rate Reconciliation
Ownership interest in partnership	25.00%
Norwegian Ordinary Tax Regime
Income Tax Rate Reconciliation
Ordinary income tax rate	22.00%	22.00%
Period for income tax returns	10 years
UK tax
Income Tax Rate Reconciliation
Ordinary income tax rate	19.00%	19.00%
Income tax expense	$ 8,722,000	$ 8,997,000